Guaranteed Benefit Features	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Guaranteed Benefit Features
7.	Guaranteed Benefit Features

While the Company ceased new sales of certain retail variable annuity products in March 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contract owner a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”).

In addition, the Company’s Stabilizer and MCG products have guaranteed credited rates. Credited rates are set either quarterly or annually. Most contracts have a zero percent minimum credited rate guarantee, although some contracts have minimum credited rate guarantees up to 3% and allow the contract holder to select either the market value of the account or the book value of the account at termination. The book value of the account is equal to deposits plus interest, less any withdrawals. The fair value is estimated using the income approach.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company’s retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard – Guarantees that, upon death, the death benefit will be no less than the premiums paid by the contract owner, adjusted for any contract withdrawals.

•

Ratchet – Guarantees that, upon death, the death benefit will be no less than the greater of (1) Standard or (2) the maximum contract anniversary (or quarterly anniversary) value of the variable annuity, adjusted for contract withdrawals.

•

Combo – Guarantees that, upon death, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup (Rollup guarantees that, upon death, the death benefit will be no less than the aggregate premiums paid by the contract owner accruing interest at the contractual rate per annum, adjusted for contract withdrawals, which is subject to a maximum cap on the rolled up amount.)

Guaranteed Minimum Income Benefit (GMIB)

Guarantees a minimum income payout upon annuitization, exercisable each contract anniversary on or after a specified date, in most cases the 10th rider anniversary.

•

For contracts issued before February 2003, the GMIB rider guarantees a minimum income payout determined based on a GMIB rollup amount equal to eligible premiums paid by the contract owner accruing interest at the contractual rate per annum, adjusted for contract withdrawals, which is subject to a maximum age cap (typically age 80) on the rolled up amount.

•

For contracts issued during or after February 2003, the GMIB rider guarantees a minimum payout determined based on the greater of a (i) GMIB rollup amount or (ii) GMIB ratchet amount. The GMIB rollup amount is equal to the aggregate premiums paid by the contract owner accruing interest at the contractual rate per annum (“GMIB rollup rate”), adjusted for contract withdrawals, which may be subject to a maximum age cap on the rolled up amount. The ratchet amount is the maximum contract anniversary (or quarterly anniversary) value of the variable annuity, adjusted for contract withdrawals prior to age 90.

Eligible premiums are premiums and premium credits added within five years of the rider effective date. The GMIB rollup rates may vary (6.0% or 7.0%) depending on versions of the benefits. The maximum rollup amount was capped at 200%, 250%, or 300% depending on the versions of the benefits.

Guaranteed Minimum Accumulation Benefit (GMAB)

Guarantees that the account value will be at least 100% of the eligible premiums paid by the contract owner after 10 years, net of any contract withdrawals. In the past, the Company offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL)

Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium at the time of contract issue and may increase over time based on a number of factors, including a rollup percentage (7%, 6%, or 0%, depending on versions of the benefit) and ratchet frequency (primarily annual or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

The following assumptions and methodologies were used to determine the guaranteed reserves for retail variable annuity contracts at December 31, 2012 and 2011:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance	GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall blended mean separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.
GMIB: the overall blended mean is 8.1% based on a single fund group
GMAB/GMWB/GMWBL: Zero rate curve

Volatility	GMDB: 15.8% for 2012 and 2011
GMIB: 15.8% for 2012 and 16.5% for 2011
GMAB/GMWB/GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses the Annuity 2000 basic table with mortality improvement through 2011, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB/GMIB: 5.5% for 2012 and 2011.
GMAB/GMWB/GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company’s exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB and GMIB liabilities assumes dynamic surrenders and GMIB liabilities also assume dynamic utilization of the guaranteed benefit feature.

The liabilities for variable life and universal life contracts, as well as variable annuity contracts containing guaranteed minimum death and living benefits, are recorded in separate account liabilities as follows as of December 31, 2012 and 2011. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded in the Company’s general account. The paid and incurred amounts were as follows for the years ended December 31, 2012, 2011 and 2010:

	Variable Life and Universal Life	GMDB	GMAB/ GMWB	GMIB	GMWBL	Stabilizer and MCGs(1)
Separate account liability at December 31, 2012	$517.4	$41,932.5	$1,027.3	$14,881.3	$15,587.8	$34,150.7

Separate account liability at December 31, 2011	$507.7	$41,547.0	$1,182.9	$14,565.4	$15,081.2	$31,024.4

Additional liability balance:
Balance at January 1, 2010	$1,106.5	$487.6	$93.2	$748.3	$399.1	$6.0
Incurred guaranteed benefits	442.5	15.1	2.9	61.0	15.7	(3.0)
Paid guaranteed benefits	(318.5)	(124.3)	(10.6)	(40.0)	—	—

Balance at December 31, 2010	1,230.5	378.4	85.5	769.3	414.8	3.0

Incurred guaranteed benefits	589.6	258.7	44.8	586.3	1,729.2	218.0
Paid guaranteed benefits	(312.9)	(106.8)	(2.1)	(65.4)	—	—

Balance at December 31, 2011	1,507.2	530.3	128.2	1,290.2	2,144.0	221.0

Incurred guaranteed benefits	512.6	89.2	(42.7)	(5.4)	(193.5)	(119.0)
Paid guaranteed benefits	(348.6)	(118.8)	(0.6)	(38.7)	—	—

Balance at December 31, 2012	$1,671.2	$500.7	$84.9	$1,246.1	$1,950.5	$102.0

(1)

The Separate account liability at December 31, 2012 and 2011 includes $25.9 billion and $24.2 billion, respectively, of externally managed assets, which are not reported on the Company’s Consolidated Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for retail variable annuity contracts were as follows as of December 31, 2012 and 2011:

	2012
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$41,932.5	$1,027.3	$14,881.3	$15,587.8
Net amount at risk, net of reinsurance	$7,029.1	$42.4	$3,576.0	$1,702.5
Weighted average attained age	69	69	61	65

	2011
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$41,547.0	$1,182.9	$14,565.4	$15,081.2
Net amount at risk, net of reinsurance	$8,893.9	$70.7	$3,714.0	$2,046.3
Weighted average attained age	68	69	62	65

The net amount at risk for the secondary guarantees is equal to the current death benefit in excess of the account values.

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for universal life and variable life contracts were as follows as of December 31, 2012 and 2011:

	2012		2011
	Secondary Guarantees	Paid-up Guarantees	Secondary Guarantees	Paid-up Guarantees
Universal and Variable Life Contracts:
Account value (general and separate account)	$3,232.6	$—	$3,010.6	$—
Net amount at risk, net of reinsurance	$17,885.6	$—	$16,281.9	$—
Weighted average attained age	59	—	59	—

Account balances of contracts with guarantees invested in variable separate accounts were as follows as of December 31, 2012 and 2011:

	2012	2011
Equity securities (including mutual funds):
Equity funds	$31,287.0	$30,977.1
Bond funds	6,058.4	5,870.6
Balanced funds	4,794.7	4,695.0
Money market funds	948.9	1,141.3
Other	140.8	130.2

Total	$43,229.8	$42,814.2